Leases - Supplemental Cash Flows (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$ 221
Operating cash flows from operating leases	16,278
Financing cash flows from finance leases	1,378
Operating cash flows from operating leases
Operating leases	98,742
Finance leases	$ 2,461